Securities (Schedule of Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	$ 26,171	$ 65,242
Gross unrealized Losses, Less Than 12 Months	(121)	(1,797)
Fair Value, 12 Months or More	35,215	6,488
Gross Unrealized Losses, 12 Months or More	(626)	(176)
Fair Value, Total	61,386	71,730
Unrealized Losses, Total	(747)	(1,973)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	6,998	53,438
Gross unrealized Losses, Less Than 12 Months	(26)	(1,664)
Fair Value, 12 Months or More	32,515	1,921
Gross Unrealized Losses, 12 Months or More	(577)	(79)
Fair Value, Total	39,513	55,359
Unrealized Losses, Total	(603)	(1,743)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	5,592	11,496
Gross unrealized Losses, Less Than 12 Months	(33)	(130)
Fair Value, 12 Months or More	2,426	4,301
Gross Unrealized Losses, 12 Months or More	(20)	(43)
Fair Value, Total	8,018	15,797
Unrealized Losses, Total	(53)	(173)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	13,550	308
Gross unrealized Losses, Less Than 12 Months	(60)	(3)
Fair Value, 12 Months or More	95
Gross Unrealized Losses, 12 Months or More	(1)
Fair Value, Total	13,645	308
Unrealized Losses, Total	(61)	(3)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	26,140	65,242
Gross unrealized Losses, Less Than 12 Months	(119)	(1,797)
Fair Value, 12 Months or More	35,036	6,222
Gross Unrealized Losses, 12 Months or More	(598)	(122)
Fair Value, Total	61,176	71,464
Unrealized Losses, Total	(717)	(1,919)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	31
Gross unrealized Losses, Less Than 12 Months	(2)
Fair Value, 12 Months or More	179	266
Gross Unrealized Losses, 12 Months or More	(28)	(54)
Fair Value, Total	210	266
Unrealized Losses, Total	$ (30)	$ (54)